1.  Name and address of issuer

	Active Assets Tax-Free
 Trust

2.  The name of each series or
 class of securities for which
 this Form is filed
	x

3a.  Investment Company Act
 File Number:

	811-03162

3b.  Securities Act File
 Number:

	2-71559

4a.  Last day of fiscal year
 for which this Form is filed:

	June 30, 2013

4b.  []  Check box if this Form
 is being filed late (i.e.,
 more than 90 calendar days
 after the end of the issuer's
 fiscal year).  (See Instruction
 A.2)

Note: If the Form is being filed
 late, interest must be paid on
 the registration fee due.

4c.  []  Check box if this is
 the last time the issuer will
 be filing this Form.

5.  Calculation of registration
 fee:

	(i)  Aggregate sale price
 of securities sold during the
 fiscal year pursuant to section
 24(f):	25,391,936,123

	(ii)  Aggregate price of
 securities redeemed or repurchased
 during the fiscal year:
24,969,294,652

	(iii)  Aggregate price of
 securities redeemed or repurchased
 during any prior fiscal year ending
 no earlier than October 11, 1995
 that were not previously used to
 reduce registration fees payable
 to the Commission:	2,805,990,652

	(iv)  Total available
 redemption credits [add items
 5(ii) and 5(iii)]:
(27,775,285,304)

	(v)  Net sales -- if item
 5(i) is greater than item 5(iv)
 [subtract item 5(iv) from item 5(i)]:
	0.00

	(vi)  Redemption credits
 available for use in future years
 - if item 5(i) is less than item
 5(iv) [subtract item 5(iv) from
 item 5(i)]:	(2,383,349,181)

	(vii)  Multiplier for
 determining registration fee (See
 Instruction C.9):	   .0001364

	(viii)  Registration fee due
 [multiply item 5(v) by item 5(vii)]
 (enter "0" if no fee is due):	0.00

6.  Prepaid Shares:

	If the response to Item 5(i)
 was determined by deducting an
 amount of securities that were
 registered under the Securities Act
 of 1933 pursuant to rule 24e-2 as
 in effect before October 11, 1997,
 then report the amount of securities
 (number of shares or shares or other
 units) deducted here:	.  If there
 is a number of shares or other units
 that were registered pursuant to
 rule 24e-2 remaining unsold at the
 end of the fiscal year for which
 this form is filed that are available
 for use by the issuer in future
 fiscal years, then state that number
 here:	.

	If the response to Item 5(i)
 was determined by deducting an
 amount of securities that were
 registered under the Securities
 Act of 1933 pursuant to rule 24e-2
 as in effect before October 11,
 1997, then report the amount of
 securities (number of shares or
 shares or other units) deducted here:
	.  If there is a number of
 shares or other units that were
 registered pursuant to rule 24e-2
 remaining unsold at the end of the
 fiscal year for which this form is
 filed that are available for use by
 the issuer in future fiscal years,
 then state that number here:	.

	0.00

8.  Total of the amount of registration
 fee due plus any interest due [line
 5(viii) plus line 7]:

	0.00

9.  Date the registration fee and any
 interest payment was sent to the
 Commission's lockbox depository:

	Method of Delivery:

	[] Wire Transfer
	[] Mail or other means
SIGNATURES
	This report has been signed
 below by the following persons on
 behalf of the issuer and in the
 capacities and on the dates indicated.
By (Signature and Title)*
/s/ Frank Smith
Frank Smith
Treasurer
Date "September 28, 2013"
*Please print the name and title of
 the signing officer below the